Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

Note 11.

Leases

Operating Leases

     Certain subsidiaries of the Company lease office space and equipment under long-term non-cancelable operating lease agreements which expire at various dates through 2019. The leases generally provide for fixed annual rentals plus certain other costs or credits. Costs associated with such operating leases are recognized on a straight-line basis over the initial lease term. The difference between rent expense and rent paid is recorded as deferred rent. Rent expense for the years ended December 31, 2011, 2010 and 2009 amounted to $13,312, $12,363 and $14,078, respectively.

     The minimum future annual payments for the Company's operating leases related to continuing operations (with initial or remaining terms in excess of one year) during the next five years from January 1, 2012 through December 31, 2016 and thereafter, at rates now in force are as follows:

2012	$14,449
2013	15,477
2014	15,503
2015	15,700
2016	15,734
Thereafter	21,863

Capital Leases

Future minimum capital lease payments as of December 31, 2011 are as follows:

2012	$2,796
2013	2,796
2014	2,796
2015	2,796
2016	2,796
Thereafter	9,008
Total minimum lease payments	22,988
Less amount representing interest (at 9.3%-10.4%)	(7,311)
Present value of net minimum future capital lease payments	15,677
Less principal portion of current installments	(1,314)
Long-termportion of obligations under capital leases	$14,363